As filed with the Securities and Exchange Commission on February 28, 2000

                                                        Registration No. 33-6793
                                                                        811-4721

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                       POST EFFECTIVE AMENDMENT NUMBER 16
                                       TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                                ---------------

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              (EXACT NAME OF TRUST)

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

                               (NAME OF DEPOSITOR)

                                ---------------

                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             DONA D. YOUNG, ESQUIRE
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                                   PO BOX 5056
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                    Copy to:

                               EDWIN L. KERR, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                                   PO BOX 5053
                        HARTFORD, CONNECTICUT 06102-5056

                                ---------------
          It is proposed that this filing will become effective:
          [ ]  immediately upon filing pursuant to paragraph (b)
          [ ]  on .....pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a) (1) or
          [X]  on May 1, 2000 pursuant to paragraph (a) (1) of Rule 485.
          [ ] this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.


Title of securities being offered: Single Premium Variable Life Insurance

================================================================================

                                THE PHOENIX EDGE

                    VERSION A is not affected by this filing

                                                                       ---------
                                                                       VERSION B
                                                                       ---------

                                                                    PHOENIX EDGE
                                                                            SPVL

                                                                   VARIABLE LIFE
                                                                INSURANCE POLICY


                                                                       Issued by


                                              PHOENIX HOME LIFE MUTUAL INSURANCE
                                                                         COMPANY


FOR POLICYHOLDER SERVICE, PLEASE CONTACT US AT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                           MAY 1, 2000


    This prospectus describes a modified single premium variable life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force.

    You may allocate net premiums and cash value to one or more of the Subaccounts of the VUL Account and the Guaranteed Interest Account. The assets of each Subaccount will be used to purchase, at net asset value, shares of a series in the following designated underlying Funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
     MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
     [diamond] Phoenix-Aberdeen International Series
     [diamond] Phoenix-Engemann Capital Growth Series
     [diamond] Phoenix-Engemann Nifty Fifty Series
     [diamond] Phoenix-Goodwin Money Market Series
     [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
     [diamond] Phoenix-Hollister Value Equity Series
     [diamond] Phoenix-Oakhurst Balanced Series
     [diamond] Phoenix-Oakhurst Growth and Income Series
     [diamond] Phoenix-Oakhurst Strategic Allocation Series
     [diamond] Phoenix-Seneca Mid-Cap Growth Series
     [diamond] Phoenix-Seneca Strategic Theme Series

     MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
     [diamond] Phoenix-Aberdeen New Asia Series

     MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
     [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

     MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
     [diamond] Phoenix Research Enhanced Index Series
     [diamond] Phoenix-Bankers Trust Dow 30 Series
     [diamond] Phoenix-Federated U.S. Government Bond Series
     [diamond] Phoenix-Janus Equity Income Series
     [diamond] Phoenix-Janus Flexible Income Series
     [diamond] Phoenix-Janus Growth Series
     [diamond] Phoenix-Morgan Stanley Focus Equity Series
     [diamond] Phoenix-Schafer Mid-Cap Value Series

BT INSURANCE FUNDS TRUST
------------------------
     MANAGED BY BANKERS TRUST COMPANY
     [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
     [diamond] Federated Fund for U.S. Government Securities II
     [diamond] Federated High Income Bond Fund II

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
------------------------------------------------
     MANAGED BY MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. [diamond] Technology Portfolio

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
     MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
     [diamond] Templeton Asset Allocation Fund -- Class 2
     [diamond] Templeton International Fund -- Class 2
     [diamond] Templeton Stock Fund -- Class 2

     MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
     [diamond] Templeton Developing Markets Fund -- Class 2

     MANAGED BY FRANKLIN MUTUAL ADVISERS,  LLC
     [diamond] Mutual Shares Investments Fund-- Class 2

WANGER ADVISORS TRUST
---------------------
     MANAGED BY WANGER ASSET MANAGEMENT, L.P.
     [diamond] Wanger Foreign Forty
     [diamond] Wanger International Small Cap
     [diamond] Wanger Twenty
     [diamond] Wanger U.S. Small Cap

    This policy will usually be a modified endowment contract. Any loan, surrender or withdrawal may be subject to income tax and a 10% penalty.

    It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement may result in any taxes.

    The policy is not a deposit or obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

    The Securities and Exchange Commission has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    This prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                                                         Page
----------------------------------------------------------------------------------------------------
PART I--GENERAL POLICY PROVISIONS..............................................................    6
    SUMMARY ...................................................................................    6
        Overview...............................................................................    6
        Underwriting...........................................................................    6
        Charges under the Policy...............................................................    6
        Policy Value Charges...................................................................    8
            Administrative Charge..............................................................    8
            Cost of Insurance Charge...........................................................    8
            State Premium & Deferred Acquisition Cost ("DAC") Tax Charge.......................    8
            Mortality and Expense Risk Charge..................................................    8
            Rider Charge.......................................................................    8
            Surrender Charges..................................................................    8
        Other Charges..........................................................................    8
            Loan Interest Rate Charged.........................................................    8
            Charges for Federal Income Taxes...................................................    8
            Fund Charges.......................................................................    8
            Reduction in Charges...............................................................   10
    PHOENIX LIFE AND MUTUAL INSURANCE COMPANY AND THE VUL ACCOUNT..............................   10
        Phoenix................................................................................   10
        The VUL Account........................................................................   10
    PERFORMANCE HISTORY........................................................................   10
    INVESTMENTS OF THE VUL ACCOUNT.............................................................   10
        Participating Investment Funds.........................................................   10
            The Phoenix Edge Series Fund.......................................................   10
            BT Insurance Funds Trust...........................................................   12
            Federated Insurance Series.........................................................   12
            Morgan Stanley Dean Witter Universal Funds, Inc....................................   12
            Templeton Variable Products Series Fund............................................   12
            Wanger Advisors Trust..............................................................   12
        Investment Advisors....................................................................   13
        Services of the Advisors...............................................................   14
        Reinvestment and Redemption............................................................   14
        Substitution of Investments............................................................   14
        The Guaranteed Interest Account........................................................   14
    PREMIUMS...................................................................................   15
        Minimum Premiums.......................................................................   15
        Allocation of Issue Premium............................................................   15
        Free Look Period.......................................................................   15
        Transfers..............................................................................   15
        Optional Programs and Additional Benefits..............................................   16
            Dollar Cost Averaging Program......................................................   16
        Automatic Asset Rebalancing............................................................   16
            Additional Rider Benefits..........................................................   16
            Living Benefits....................................................................   17
        VUL Account Valuation Procedures.......................................................   17
            Valuation Date.....................................................................   17
            Valuation Period...................................................................   17
            Determination of Unit Values.......................................................   17
            Net Investment Factor..............................................................   17
        Death Benefit..........................................................................   17
            General............................................................................   17

        Surrenders.............................................................................   17
            General............................................................................   17
            Free Withdrawals...................................................................   18
            Full Surrenders....................................................................   18
            Partial Surrenders.................................................................   18
            Partial Surrender: Effect on Death Benefit.........................................   18
        Policy Loans...........................................................................   18
            Source of Loan.....................................................................   18
            Interest Charged on Loans..........................................................   18
            Interest Credited to the Loan Account and Preferred Loans..........................   18
            Repayment..........................................................................   19
            Effect of Loan.....................................................................   19
        Lapse..................................................................................   19
PART II--ADDITIONAL POLICY PROVISIONS..........................................................   20
        Postponement of Payments...............................................................   20
        Payment by Check.......................................................................   20
        The Contract...........................................................................   20
        Suicide................................................................................   20
        Incontestability.......................................................................   20
        Change of Owner or Beneficiary.........................................................   20
        Assignment.............................................................................   20
        Misstatement of Age or Sex.............................................................   20
        Surplus................................................................................   20
    PAYMENT OF PROCEEDS........................................................................   20
        Surrender and Death Benefit Proceeds...................................................   20
        Payment Options........................................................................   21
            Option 1--Lump sum.................................................................   21
            Option 2--Left to earn interest....................................................   21
            Option 3--Payment for a specific period............................................   21
            Option 4--Life annuity with specified period certain...............................   21
            Option 5--Life annuity.............................................................   21
            Option 6--Payments of a specified amount...........................................   21
            Option 7--Joint survivorship annuity with 10-year period certain...................   21
PART III--OTHER IMPORTANT INFORMATION..........................................................   22
    FEDERAL TAX CONSIDERATIONS.................................................................   22
        Introduction...........................................................................   22
        Phoenix's Tax Status...................................................................   22
        Policy Benefits........................................................................   22
            Death Benefit Proceeds.............................................................   22
            Full Surrender.....................................................................   22
            Partial Surrender..................................................................   22
            Loans..............................................................................   22
        Business-Owned Policies................................................................   23
        Modified Endowment Contracts...........................................................   23
            General............................................................................   23
            Reduction in Benefits During the First 7 Years.....................................   23
            Distributions Affected.............................................................   23
            Penalty Tax........................................................................   23
            Material Change Rules..............................................................   23
            Serial Purchase of Modified Endowment Contracts....................................   24
        Limitations on Unreasonable Mortality and Expense Charges..............................   24
        Diversification Standards..............................................................   24
        Change of Ownership or Insured or Assignment...........................................   24
        Other Taxes............................................................................   24
    VOTING RIGHTS .............................................................................   24
        Phoenix................................................................................   25

    THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX............................................   25
    SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ...................................................   26
    SALES OF POLICIES .........................................................................   26
    STATE REGULATION ..........................................................................   27
    REPORTS ...................................................................................   27
    LEGAL PROCEEDINGS .........................................................................   27
    LEGAL MATTERS .............................................................................   27
    REGISTRATION STATEMENT ....................................................................   27
    FINANCIAL STATEMENTS ......................................................................   27
    APPENDIX A GLOSSARY OF SPECIAL TERMS.......................................................   30
    APPENDIX B PERFORMANCE HISTORY.............................................................   31
    APPENDIX C ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES") AND CASH
        SURRENDER VALUES.......................................................................   35



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                       PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Home Life Mutual Insurance Company is referred to as Phoenix, PHL, we, us or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Appendix A:

ATTAINED AGE                     PAYMENT DATE
BENEFICIARY                      POLICY ANNIVERSARY
CASH SURRENDER VALUE             POLICY DATE
DEBT                             POLICY VALUE
FUNDS                            POLICY YEAR
GENERAL ACCOUNT                  SERIES
ISSUE PREMIUM                    SUBACCOUNTS
LOAN ACCOUNT                     VALUATION DATE
MONTHLY CALCULATION DAY          VALUATION PERIOD
NET ASSET VALUE                  VUL ACCOUNT (ACCOUNT)

    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will prevail.

OVERVIEW
    The policy is available on an individual basis and provides a death benefit that is generally free of federal income tax. Also, any growth in your policy value is tax deferred.

    Purchase of a policy may be appropriate if you want to provide for a death benefit or to help meet long term financial needs. If you plan to withdraw money from the policy on a short term basis it may not be a suitable purchase for you.

    As a modified single premium variable life insurance policy, you will have limited ability to make additional premium payments beyond the initial payment. Also, most modified single premium life insurance policies are considered modified endowment contracts meaning that any surrender, withdrawal, loan, pledge or assignment are classified as a distribution, and may be subject to income tax and a 10% penalty.

    As a variable contract, your policy value is contingent upon the performance of the investment options you select and as life insurance, offers a death benefit to the beneficiary you select.

    Policies are issued as either Standard (smoker) or Advantage (nonsmoker) classification. The age of the insured at the time of issue generally must be between the ages of 18 to 85 as of his or her last birthday.

    The minimum premium is $10,000.

    You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.

UNDERWRITING
    Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

    In some instances, depending on how you answer these questions, you may be subject to additional underwriting.

CHARGES UNDER THE POLICY
    We deduct certain charges from your policy to compensate us for:

    1.  our expenses in selling the policy;

    2.  underwriting and issuing the policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your policy; and

    5.  assuming certain risks in connection with the policy.

    These charges are summarized in the following chart.

                            CHARGES UNDER THE POLICY

---------------------------------------------------------------------------------------------------------------------------------
                   Charges                             Current Amount of Deduction                When Charge is Deducted
---------------------------------------------------------------------------------------------------------------------------------
DEDUCTIONS FROM                                   NONE                                    NOT APPLICABLE
PREMIUMS
----------------------- ------------------------- --------------------------------------- ---------------------------------------
POLICY VALUE CHARGES    ADMINISTRATIVE CHARGE*    Policies with policy value of less      Monthly
                                                  than $100,000: Greater of $60 or
                                                  0.30% of policy value annually

                                                  Policies with policy value of
                                                  $100,000 or more: 0.15% of policy
                                                  value
                        ------------------------- --------------------------------------- ---------------------------------------
                        MAXIMUM COST OF           A per thousand rate multiplied by the   Monthly
                        INSURANCE CHARGE          amount at risk each month. This
                                                  charge varies by the Insured's
                                                  issue age, policy duration,
                                                  gender and underwriting class.
                        ------------------------- --------------------------------------- ---------------------------------------
                        TAX CHARGE                0.40% annually in policy years 1-10     Monthly

                                                  0.00% annually in policy years 11+
                        ------------------------- --------------------------------------- ---------------------------------------
                        SURRENDER CHARGES         The surrender charge is equal to the    Upon full or partial surrender of the
                                                  following percentages of the single     policy.
                                                  premium paid:

                                                  Year   1 2 3 4 5 6 7 8 9 10+

                                                  %      9 8 7 6 5 4 3 2 1  0
                        ------------------------- --------------------------------------- ---------------------------------------
                        MORTALITY AND EXPENSE     0.80% annually in policy years 1-10     Monthly
                        RISK CHARGE*
                                                  0.30% annually in policy years 11+
----------------------- ------------------------- --------------------------------------- ---------------------------------------
OTHER CHARGES           FUND CHARGES              SEE FUND CHARGE TABLE                   SEE FUND PROSPECTUS
                        ------------------------- --------------------------------------- ---------------------------------------
                        TRANSFERS BETWEEN         None                                    Not Applicable
                        SUBACCOUNTS
                        ------------------------- --------------------------------------- ---------------------------------------
                        LOAN INTEREST RATE        6.00% annually in policy year 1         On policy anniversary date or on
                        CHARGED                                                           surrender of the policy.
                                                  8.00% annually in policy years  2 +
----------------------- ------------------------- --------------------------------------- ---------------------------------------


-----------------------------
* Charge applies to all accounts (subaccounts and GIA) with the exception of the Loan Account.

POLICY VALUE CHARGES
    On each monthly calculation day, we deduct the following charges from your policy value:

    1.  administrative charge

    2.  cost of insurance charge

    3.  state premium and DAC tax

    4.  mortality and expense risk charge

    5.  a charge for the cost of riders if applicable

    Unless otherwise noted, the amount deducted is allocated among the Subaccounts, the Guaranteed Interest Account and the Loan Account, based on an allocation schedule specified by you. You initially select this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    This charge is not assessed against assets held in the Loan Account.

2.  COST OF INSURANCE CHARGE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on

[diamond] Insured's gender;

[diamond] Insured's age at issue;

[diamond] policy year in which we make the deduction;

[diamond] Insured's tobacco use classification.

    To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  STATE PREMIUM & DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    States assess premium taxes at various rates. We deduct a charge to cover the cost of the premium taxes assessed against us by the state.

    The DAC tax is associated with our federal tax liability under Internal Revenue Code Section 848. We pay the tax up front and recoup the cost over the first 10 policy years.

4.  MORTALITY AND EXPENSE RISK CHARGE
    We charge the Subaccounts and the GIA for the mortality and expense risks we assume. This charge is deducted from the value of each Subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

    This charge is not assessed against assets held in the Loan Account.

5.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for any additional benefit provided to you by rider.

SURRENDER CHARGES
    A deduction for surrender charges for this policy may be taken from proceeds of partial withdrawals from, or complete surrender of the policy. The amount (if any) of a surrender charge depends on whether your payment held under the policy for a certain period of time. The surrender charge schedule is shown in the chart below.

    Once each policy year, you may withdraw an amount equal to the greater of your penalty free earnings on the policy and 10% of the single premium without the imposition of a surrender charge. (See "Surrenders--Free Withdrawals" for more detail.) The deduction for surrender charges is expressed as a percentage of the single premium in excess of the free allowable amount, is as follows:

   --------------------------------------------------------------
   Percentage   9%   8%   7%   6%   5%   4%   3%   2%   1%   0%
   --------------------------------------------------------------
   --------------------------------------------------------------
   Policy Year  1    2    3    4    5    6    7    8    9   10+
   --------------------------------------------------------------

OTHER CHARGES

LOAN INTEREST RATE CHARGED
    This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the VUL Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the VUL Account.

FUND CHARGES
    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund Series. Please refer to the following chart for a listing of fund charges including the investment management fee.

ANNUAL FUND EXPENSES FOR THE YEAR ENDING DECEMBER 31, 1999 AFTER REIMBURSEMENT

---------------------------------------------------------------------------------------------------------------------------------
                                                           INVESTMENT                         OTHER OPERATING    TOTAL ANNUAL
                        SERIES                           MANAGEMENT FEE    RULE 12B-1 FEES       EXPENSES       FUND EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                                                  TO BE
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income                                                    FILED BY
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                                                 AMENDMENT
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
---------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
---------------------------------------------------------------------------------------------------------------------------------
Templeton International
---------------------------------------------------------------------------------------------------------------------------------
Templeton Stock
---------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap
---------------------------------------------------------------------------------------------------------------------------------

REDUCTION IN CHARGES
    The policy is available for purchase by individuals, and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed where it is expected that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including:
    [bullet] the number of insureds;
    [bullet] the total premium expected to be paid;
    [bullet] the total assets under management for the policyowner;
    [bullet] the nature of the relationship among individual insureds;
    [bullet] the purpose for which the policies are being purchased;
    [bullet] whether there is a preexisting relationship with us, such as being an employee of the PHL or its affiliates and their spouses; or to employees or agents who retire from PHL or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker dealers with whom PEPCO has selling agreements;
    [bullet] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and
    [bullet] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

    Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.


PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY AND THE VUL ACCOUNT
--------------------------------------------------------------------------------

PHOENIX
    We are a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our executive office is at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

THE VUL ACCOUNT
    The VUL Account is a separate account of Phoenix, established on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the VUL Account or Phoenix by the SEC.

    The VUL Account is divided into Subaccounts each of which is available for allocation of policy value. Each Subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional Subaccounts which will be made available to existing policyowners to the extent and on a basis decided by us. See "Investments of the VUL Account--Participating Investment Funds."

    We do not guarantee the investment performance of the VUL Account or any of its Subaccounts. Contributions to the overall policy value allocated to the VUL Account depend on the chosen Fund's investment performance. Thus, you bear the full investment risk for all monies invested in the VUL Account.

    The VUL Account is part of the general business of Phoenix, but the gains or losses of the VUL Account belong solely to the VUL Account. The gains or losses of any other business we may conduct do not affect the VUL Account. Under New York law, the assets of the VUL Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the policy are general corporate obligations of Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the VUL Account Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See "Appendix B" for more information.


INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The following series are currently available:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is high total return. The Phoenix Research Enhanced Index Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. It invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is a high total return consistent with reasonable risk. The Phoenix-Aberdeen International Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Aberdeen New Asia Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average[service mark] (the "DJIA[service mark]") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is capital appreciation and income with approximately equal emphasis. Under normal circumstances, the Phoenix-Duff & Phelps Real Estate Securities Series invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is long-term capital appreciation. The Phoenix-Engemann Nifty Fifty Series invests in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets are invested in common stocks of high quality growth companies. The remaining portion is invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series invests in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Seneca Mid-Cap Growth Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

BT INSURANCE FUNDS TRUST
    A certain Subaccount invests in a corresponding series of the BT Insurance Funds Trust. The following series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major stock market performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding series of the Federated Insurance Series. The following series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is current income. The Federated Fund for U.S. Government Securities II invests primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is high current income. The Federated High Income Bond Fund II invests primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of the Morgan Stanley Dean Witter Universal Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts invest in Class 2 shares of a corresponding series of the Templeton Variable Products Series Fund. The following series are currently available:

    MUTUAL SHARES INVESTMENT FUND: The primary investment objective of the series is capital appreciation with income as a secondary objective. The Mutual Shares Investments Fund invests in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the series is a high level of total return. The Templeton Asset Allocation Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation, and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the series is long-term capital growth. The Templeton Developing Markets Fund invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL FUND: The investment objective of the series is long-term capital growth. The Templeton International Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON STOCK FUND: The investment objective of the series is long-term capital growth. The Templeton Stock Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security. There can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of all of the funds may be sold to other separate accounts of PHL or its affiliates. Shares of certain funds may also be sold to the separate accounts of other insurance companies.

    It is possible that in the future there may be no advantage for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither PHL nor the funds' trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contractowners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contractowners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from:

[diamond] changes in state insurance laws;

[diamond] changes in federal income tax laws;

[diamond] changes in the investment management of any portfolio of the fund(s);
          or

[diamond] differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contractowners.

    We will remedy such material conflicts at our expense including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
    [bullet] Phoenix-Goodwin Money Market Series
    [bullet] Phoenix-Goodwin Multi-Sector Fixed Income Series
    [bullet] Phoenix-Hollister Value Equity Series
    [bullet] Phoenix-Oakhurst Balanced Series
    [bullet] Phoenix-Oakhurst Growth and Income Series
    [bullet] Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          [bullet] Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          [bullet] Phoenix-Engemann Capital Growth Series
          [bullet] Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          [bullet] Phoenix-Seneca Mid-Cap Growth Series
          [bullet] Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          [bullet] Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          [bullet] Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          [bullet] Phoenix Research Enhanced Index Series

[diamond] Janus Capital Corporation
          [bullet] Phoenix-Janus Equity Income Series
          [bullet] Phoenix-Janus Flexible Income Series
          [bullet] Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management Inc.
          [bullet] Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          [bullet] Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          [bullet] EAFE[registered trademark] Equity Index Fund

[diamond] Federated Investment Management Company
          [bullet] Federated Fund for U.S. Government Securities II [bullet] Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          [bullet] Mutual Shares Investments Fund

[diamond] Morgan Stanley Dean Witter Investment Management Inc.
          [bullet] Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          [bullet] Templeton Developing Markets Fund

[diamond] Templeton Investment Counsel, Inc.
          [bullet] Templeton Asset Allocation Fund
          [bullet] Templeton International Fund
          [bullet] Templeton Stock Fund

[diamond] Wanger Asset Management, L.P.
          [bullet] Wanger Foreign Forty
          [bullet] Wanger International Small Cap
          [bullet] Wanger Twenty
          [bullet] Wanger U.S. Small Cap

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees of each fund. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the Fund, if any, are reinvested at the net asset value on the record date. We redeem Fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the VUL Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the Fund should no longer be available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the policy value of the Subaccount in which the substitution is to occur to another Subaccount.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the VUL Account, you may allocate premium or transfer policy value to the Guaranteed Interest Account. Amounts you allocate or transfer to the Guaranteed Interest Account become part of Phoenix Home Life's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits to the Guaranteed Interest Account, including transfers, to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. If you elect the Systematic Transfer Program for Dollar Cost Averaging, approximately equal amounts may be transferred out of the Guaranteed Interest Account. Also, the total policy value allocated to the Guaranteed Interest Account may be transferred out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value

[diamond] Year Two:       33% of remaining value

[diamond] Year Three:     50% of remaining value

[diamond] Year Four:      100% of remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed above and in "Transfer of Policy Value" and "Systematic Transfer for Dollar Cost Averaging."


PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The minimum premium is $10,000.

    The issue premium is due on the policy date. The Insured must be alive when the issue premium is paid. After that, you have limited ability to make additional premium payments and each additional premium payment must be at least $100. Additional payments should be sent to the:

    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
    P O BOX 8027
    BOSTON, MA 02266-8027

     The number of units credited to a Subaccount will be determined by dividing the portion of the premium applied to that Subaccount by the unit value of the Subaccount on the payment date.

    We reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the policy as life insurance. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will allocate the issue premium to the VUL Account and/or the Guaranteed Interest Account in accordance with allocation instructions in the application upon our receipt of the completed application.

FREE LOOK PERIOD
    You have the right to review the policy. If you are not satisfied with it, you may cancel the policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states);

[diamond] within 10 days after we mail or deliver a written notice telling you about your Free Look Period; or

[diamond] within 45 days after completing the application, whichever occurs latest.

    We treat a returned policy as if we never issued it and will return the sum of the following as of the date we receive the returned policy:

    (1) the then current policy value less any unpaid debt; plus

    (2) any monthly deductions, and other charges made under the policy.

    We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund the same amount to you as would have been refunded under the policy had it been issued but returned for refund during the Free Look Period.

TRANSFERS
    Transfers among available Subaccounts or the GIA and changes in premium payment allocations may be requested in writing or by calling 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), the national distributor for Phoenix, will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that Phoenix and PEPCO fail to follow procedures reasonably designed to prevent unauthorized transfers, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first two transfers in a policy year.

    You may make only one transfer per policy year from the Guaranteed Interest Account unless

    (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or

    (2) we agree to make an exception to this rule.

    Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out to one or more of the Subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of the remaining value
[diamond] Year Three:     50% of the remaining value
[diamond] Year Four:      100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made anytime. We reserve the right to limit the number of Subaccounts you may invest in at any one time or over the life of the policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between Subaccounts can deteriorate Fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policyowners), unless the registered representative's broker-dealer firm and PHL have entered into a third-party transfer service agreement.

OPTIONAL PROGRAMS AND ADDITIONAL BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You may elect to transfer funds automatically among the Subaccounts or the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are
    [bullet] $25 monthly,
    [bullet] $75 quarterly,
    [bullet] $150 semiannually, or
    [bullet] $300 annually.

    You must have an initial value of $2,000 in the Guaranteed Interest Account or the Subaccount from which funds will be transferred ("Sending Subaccount"). If the value in that Subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one Sending Subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("Receiving Subaccounts").

    Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA

    Upon Completion of the Dollar Cost Averaging Program, you must notify VPO at 800/541-0171 or in writing to VPO to start another Dollar Cost Averaging Program.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under this program will be made on the basis of the Guaranteed Interest Account and Subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

AUTOMATIC ASSET REBALANCING
    Automated asset rebalancing permits you to maintain a specified whole number percentage of your account value in any combination of Subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset rebalancing program ("asset rebalancing"). Then, we will make transfers annually on your policy anniversary to and from the Subaccounts and the Guaranteed Interest Account to readjust your account value to your specified percentage. Asset rebalancing allows you to maintain a specific fund allocation. We will rebalance your policy value only on the policy anniversary.

    The effective date of the first asset rebalancing will be the first policy anniversary after we receive your request at VPO.

    You may not participate in both the Dollar Cost Averaging Program and asset rebalancing at the same time.

ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under your policy. These benefits are cancelable by you at any time. A charge may be deducted from your policy value for each additional rider benefit chosen. More details will be included in the form of a rider to your policy contract if any of these benefits is chosen. The following benefits are currently available (if approved in your state). Additional riders also may be available as described in your policy.

LIVING BENEFITS
    In the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available if a Living Benefits Option has been exercised. The minimum face amount of the policy after such accelerated benefit payment is $10,000. There is no charge for this additional benefit.

VUL ACCOUNT VALUATION PROCEDURES

VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

DETERMINATION OF UNIT VALUES
    We establish the unit value of each Subaccount on the first valuation date of that Subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that Subaccount. The unit value of a Subaccount on any other valuation date is determined by multiplying the unit value of that Subaccount on the just-prior valuation date by the net investment factor for that Subaccount for the then-current valuation period. The unit value of each Subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each Subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.

DEATH BENEFIT

GENERAL
    The policy provides a level death benefit. The death benefit equals the policy's face amount on the date of the death of the Insured or, if greater, the minimum death benefit on the date of death.

    The minimum death benefit is the policy value on the date of death of the Insured multiplied by a percentage determined from a table contained in the policy. This percentage will be based on the Insured's attained age at the beginning of the policy year in which the death occurs.

    We pay the death benefit to the designated beneficiary when the Insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the Insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

    The policy is intended to qualify as a life insurance contract under the Internal Revenue Code (IRC) for Federal tax purposes, and the death benefit to qualify for exclusion under the IRC. To qualify as life insurance under current federal tax laws, the policy has a minimum face amount of insurance (as shown on the schedule page of the policy contract ).

    The minimum face amount under this policy is determined using the Guideline Premium Test.

    Under the Guideline Premium Test, the minimum face amount of insurance is determined by multiplying the policy value by a minimum face amount factor which varies by the age of the insured.

    Face amount increases or decreases are not allowed.

SURRENDERS

GENERAL
    At any time during the lifetime of the Insured(s) and while the Policy is in force, you may partially or fully surrender the Policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the Policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

    Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."

FREE WITHDRAWALS
    Your policy allows for a free withdrawal once each year. The free withdrawal amount is the amount of your policy value we permit you to withdraw each year without being charged a surrender penalty.

    Once each policy year, you may withdraw an amount equal to the greater of your penalty free earnings on the policy and 10% of the single premium (free allowable amount) without the imposition of a surrender charge.

    The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium.

    The single premium amount will be reduced by portions of prior withdrawals you have made.

    The portion of previous partial surrenders that reduce the amount of your single premium are withdrawals that you made that were in excess of your free allowable amount, including surrender charges on those withdrawals.

    The free allowable amount will automatically be calculated and processed when full or partial surrenders are requested.

FULL SURRENDERS
    If the Policy is being fully surrendered, the Policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the Policy by requesting payment of the Policy's cash surrender value. It is possible to do this at any time during the lifetime of the Insured, while the Policy is in force, with a written request to VPMO. We may require the return of the Policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the Policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

    We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any Subaccount or in the GIA is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that Subaccount or the GIA.

    Cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals.

    Any request for a withdrawal from, or complete surrender of, a policy should be mailed to:

    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
    PO BOX 8027, BOSTON
    MASSACHUSETTS 02266-8027

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
    A partial surrender will generally decrease the death benefit. Your death benefit will be reduced on a pro rata basis. For example, a $10,000 partial surrender from a policy with a $100,000 policy value will result in a 10% reduction in the death benefit. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:
    [bullet] 90% of your policy value at the time the loan is taken; less [bullet] any applicable surrender charges; less
    [bullet] any outstanding policy debt before the loan is taken;

    Your policy must be assigned to us as collateral for the loan. At the time you take a loan, we establish a Loan Account on your policy. The Loan Account is an account that holds policy value which is used to secure your loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the Subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Loan Account.

INTEREST CHARGED ON LOANS
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:
    [bullet] 6% in policy year 1
    [bullet] 8% in policy years 2+

    Interest accrues daily and is due and payable on the policy anniversary. If you do not pay the interest when due, it will be added to your outstanding debt. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the Subaccounts and the Guaranteed Interest Account in proportion to the account value in each.

INTEREST CREDITED TO THE LOAN ACCOUNT AND PREFERRED LOANS
    We will pay interest on the Loan Account at the annual rate of 6%.

    The initial policy loan plus any additional loans which do not exceed the penalty free earnings amount on the policy will be considered "preferred loans". We will charge preferred loans interest at a rate of 6%.

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

    In the future, PHL may not allow policy loans of less than $500, unless such loan is used to pay a premium on another policy issued by PHL or its affiliates.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value equal to the loan is held in the Loan Account. The Subaccount's investment performance does not affect this amount. Also, you may be subject to tax consequences if your policy is considered a modified endowment contract and you take a loan against the policy.

LAPSE
    Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

    If on any monthly calculation day, the policy value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to 3 times the required monthly deduction.

    During the grace period, the policy will continue in force but Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule.

    In determining the amount of "excess" premium to be applied to the Subaccounts or the Guaranteed Interest Account, we will deduct the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------


POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists per the SEC, as a result of which [bullet] disposal of securities is not reasonably practicable or [bullet] it is not reasonably practicable to determine the value of the VUL Account's net assets.

    Transfers may also be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL can agree to change or waive any provisions of the policy.

SUICIDE
    If the Insured commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
    We cannot contest this policy or any attached rider after it has been in force during the Insured's lifetime or for 2 years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The beneficiary, as named in the policy application or as subsequently changed, will receive the policy benefits at the Insured's death. If the named beneficiary dies before the Insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the Insured, the death benefit payable under the policy will be paid to your estate.

    As long as the policy is in force, the policyowner and the beneficiary may be changed in writing, satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS
    This policy is nonparticipating and does not pay dividends. Your policy will not share in Phoenix's profits or surplus earnings.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated (e.g., to ensure payment of the proper amount to the proper payee). Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

    If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM.
    Payment is paid in one lump sum.

OPTION 2--LEFT TO EARN INTEREST.
    A payment of interest is paid during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD.
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT.
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN.
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the Insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the policy.

                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your beneficiary depends on our tax status and upon the tax status of the individual concerned. This discussion is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the tax status of any policy.

    The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

 PHOENIX'S TAX STATUS
    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the VUL Account nor the GIA is a separate entity from Phoenix and their operations form a part of Phoenix.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to us. Due to our tax status under current provisions of the Code, no charge currently will be made to the VUL Account for our federal income taxes which may be attributable to the VUL Account. We reserve the right to make a deduction for taxes if our federal tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the tax treatment to our variable life insurance contracts, or if changes occur in our tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The policy, whether or not it is a "modified endowment contract" (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyowner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

    If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

    We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

    The deductibility by a policyowner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
    If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

    The measuring stick for this test is a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums but which, after the seventh year is "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
    If there is a reduction in death benefits during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
    If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          [bullet] the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and [bullet] the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

    A qualified tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in Treasury securities. For purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.

    We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the policyowner or the Insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

    We recommend that any person contemplating such actions seek the advice of a qualified tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policyowner or beneficiary.

    We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the Funds' shares held by the Subaccounts at any regular and special meetings of shareholders of the

Funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to policyowners, will be voted by PHL in proportion to the voting instructions that are received with respect to all policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PHL.

    You will receive proxy materials, reports and other materials related to the Funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, PHL itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment policies or the investment advisor of the Funds if PHL reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event PHL does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policyowners.

PHOENIX
    You (or the payee entitled to payment under a payment option if a different person) will have the right to vote at annual meetings of all Phoenix policyholders for the election of members of the Board of Directors of Phoenix and on other corporate matters, if any, where a policyholder's vote is taken. At meetings of all the Phoenix policyholders, you (or payee) may cast only one vote as the holder of a Policy, irrespective of policy value or the number of the Policies you hold.


THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX
--------------------------------------------------------------------------------
    Phoenix is managed by its Board of Directors. The following are the Directors and Executive Officers of Phoenix:

  DIRECTORS                   PRINCIPAL OCCUPATION

  Sal H. Alfiero              Chairman and Chief Executive
                              Officer, Mark IV Industries, Inc.
                              Amherst, New York

  John C. Bacot               Chairman and Chief Executive
                              Officer, The Bank of New York
                              New York, New York

  Arthur P. Byrne             Chairman, President and Chief
                              Executive Officer, The Wiremold
                              Company
                              West Hartford, Connecticut

  Richard N. Cooper           Professor of International
                              Economics, Harvard University;
                              Cambridge, Massachusetts; formerly
                              Chairman, National Intelligence
                              Council, Central Intelligence
                              Agency
                              McLean, Virginia

  Gordon J. Davis, Esq.       Partner, LeBoeuf, Lamb, Greene &
                              MacRae; formerly Partner, Lord,
                              Day & Lord, Barret Smith
                              New York, New York

  Robert W. Fiondella         Director, chairman of the Board,
                              and Chief Executive Officer,
                              Phoenix Home Life Mutual
                              Insurance Company
                              Hartford, Connecticut

  John E. Haire               President of
                              The Fortune Group
                              New York, New York

  Jerry J. Jasinowski         President, National Association
                              of Manufacturers
                              Washington, D.C.

  John W. Johnstone           Chairman, Governance & Nominating
                              Committees, Arch Chemicals, Inc.,
                              Westport, Connecticut; formerly
                              Chairman, President and
                              Chief Executive Officer,
                              Olin Corporation
                              Norwalk, Connecticut

  Marilyn E. LaMarche         Limited Managing Director, Lazard
                              Freres & Company L.L.C.
                              New York, New York

  Philip R. McLoughlin        Executive Vice President and Chief
                              Investment Officer, Phoenix Home
                              Life Mutual Insurance Company
                              Hartford, Connecticut

  Indra K. Nooyi              Senior Vice President,
                              PepsiCo, Inc.
                              Purchase, New York

  Robert F. Vizza             President and Chief Executive
                              Officer, St. Francis Hospital
                              Roslyn, New York

  Robert G. Wilson            Retired, formerly Chairman and
                              Chief Executive Officer, Ecologic
                              Waste Services, Inc. Miami, Florida

  Dona D. Young               President,
                              Phoenix Home Life Mutual
                              Insurance Company
                              Hartford, Connecticut

 EXECUTIVE OFFICERS           PRINCIPAL OCCUPATION

 Robert W. Fiondella          Chairman of the Board, President
                              and Chief Executive Officer

 Philip R. McLoughlin         Executive Vice President and
                              Chief Investment Officer

 Carl T. Chadburn             Executive Vice President,
                              Assistant Secretary

 David W. Searfoss            Executive Vice President, Chief
                              Financial Officer and Assistant
                              Secretary

 Dona D. Young                President

 Kelly J. Carlson             Senior Vice President,
                              Business Practices

 Martin J. Gavin              Senior Vice President,
                              Trust Operations

 Randall C. Giangiulio        Senior Vice President,
                              Group Life and Health

 Edward P. Hourihan           Senior Vice President,
                              Information Systems

 Joseph E. Kelleher           Senior Vice President,
                              Underwriting and Operations

 Robert G. Lautensack, Jr.    Senior Vice President,
                              Individual Financial

 Maura L. Melley              Senior Vice President,
                              Public Affairs

 David R. Pepin               Senior Vice President

 Robert E. Primmer            Senior Vice President,
                              Individual Distribution

 Frederick W. Sawyer, III     Senior Vice President

 Jack F. Solan, Jr.           Senior Vice President,
                              Strategic Development

 Simon Y. Tan                 Senior Vice President, Market and
                              Product Development

 Anthony J. Zeppetella        Senior Vice President, Corporate
                              Portfolio Management

 Walter H. Zultowski          Senior Vice President, Marketing
                              and Market Research; formerly
                              Senior Vice President,
                              LIMRA International,
                              Hartford, Connecticut

    The above positions reflect the last held position in Phoenix during the last five years


SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the VUL Account. They are kept physically segregated and held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the Funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
     The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our life insurance policies. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable life insurance contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
     We are subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the VUL Account and the GIA. This regulation does not include, however, any supervision over the investment policies of the VUL Account.


REPORTS
--------------------------------------------------------------------------------
    All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the policies.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel of Phoenix Home Life Mutual Insurance Company, has passed upon the organization of PHL, its authority to issue variable life insurance policies and the validity of the policy, and upon legal matters relating to the federal securities and income tax laws for PHL.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A registration statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This prospectus is a summary of the contents of the policy and other legal documents and does not contain all the information set forth in the registration statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the VUL Account, PHL and the policy.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix contained herein should be considered only as bearing upon Phoenix's ability to meet its obligations under the policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of Phoenix Home Life Mutual Insurance Company are available for the period ended December 31, 1999.

PHOENIX HOME LIFE
MUTUAL INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 1999

[TO BE FILED BY AMENDMENT]

PHOENIX HOME LIFE
MUTUAL INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE ACCOUNT

There have been no deposits made to Phoenix Life and Annuity Variable Universal Life Account as of the date of this prospectus; therefore, no financial statements are available for the VUL Account.

APPENDIX A

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the Insured on his or her last birthday.

BENEFICIARY: The person or persons specified by the policyowner as entitled to receive the death benefits under a policy.

DEBT: Outstanding loans against a policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Morgan Stanley Dean Witter Universal Funds, Inc., Templeton Variable Products Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PHL.

ISSUE PREMIUM: The premium payment made in connection with issuing the policy.

LOAN ACCOUNT: An account that holds policy value to secure policy loans.

MONTHLY CALCULATION DAY: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. Net asset value is computed by adding the value of a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The valuation date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next valuation date.

POLICY ANNIVERSARY: Each anniversary of the policy date.

POLICY DATE: The policy date as shown on the schedule page of the policy. It is the date from which we measure policy years and policy anniversaries.

POLICY VALUE: The sum of a policy's share in the values of each Subaccount of the VUL Account plus the policy's share in the values of the Guaranteed Interest Account plus the Loan Account.

POLICY YEAR: The first policy year is the 1-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the 1-year period from the policy anniversary up to, but not including, the next policy anniversary.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which nonloaned assets under a policy are allocated.

VALUATION DATE: For any Subaccount, each date on which we calculate the net asset value of a Fund.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one valuation date through the next.

VUL ACCOUNT (ACCOUNT): Phoenix Home Life Mutual Insurance Company's Variable Universal Life Account, a separate account of the company.

APPENDIX B

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX C "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. Current yield for the Phoenix-Goodwin Money Market Subaccount will be based on the income earned by the Subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the mortality and expense risk charge on the VUL Account level.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

    Example:
    Assumptions:
    Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:.....................
    Value of the same account (excluding capital changes) at the end of the 7-day period:..................................
    Calculation:
      Ending account value ....................................   To be filed
      Less beginning account value ............................  by amendment
      Net change in account value .............................
    Base period return:
      (adjusted change/beginning account value) ...............
    Current yield = return x (365/7) = ........................
    Effective yield = [(1 + return)(365/7)] - 1 = .............

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the mortality and expense risk, issue expense and monthly administrative charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    The following performance tables display historical investment results of the Subaccounts of the VUL Account. This information may be useful in helping potential investors in deciding which Subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the Subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the Subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,2)
-----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                       INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series.....................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series......................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series...........................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series........
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series.....................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series........................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series........................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series...........
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series......................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series...........................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series..................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series...............
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series.......................
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series.......................                        To be filed by amendment
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series......................
-----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund...............
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II...........
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.........................
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(3)...............
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(3)..............
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(3)............
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(3).................
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(3).........................
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty.......................................
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap.............................
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty..............................................
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap......................................
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average annual total return is the annual compound return that results from holding an initial investment of $10,000 for the time period indicated. Returns are net of $5 monthly administrative fee, investment management fees and mortality and expense risk charges.

(2) Performance data quoted represent the investment return of the appropriate series adjusted for the Phoenix Edge SPVL charges had the Subaccount started on the inception date of the appropriate series.

(3) Standardized performance for Class 2 shares reflects a "blended" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998 for Mutual Shares Investments Fund), historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16,
    1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

    Advertisements, sales literature and other communications may contain information about any series' or advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, The VUL Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                         Forbes
    Fortune                                Money
    Barrons                                Business Week
    Investor's Business Daily              The Stanger Register
    Stanger's Investment Advisor           The Wall Street Journal
    The New York Times                     Consumer Reports
    Registered Representative              Financial Planning
    Financial Services Weekly              Financial World
    U.S. News and World Report             Standard & Poor's
    The Outlook                            Personal Investor

    The Funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

    S&P 500                                Dow Jones Industrial Average
    Europe Australia Far East Index (EAFE) Consumers Price Index
    Shearson Lehman Corporate Index        Shearson Lehman T-Bond Index

    The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

    The Funds' annual reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.

                             ANNUAL TOTAL RETURN(1,2)

-----------------------------------------------------------------------------------------------------------
                 SERIES                     1983   1984   1985   1986   1987   1988   1989    1990   1991
-----------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index Series      N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series       N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A  19.74%
-----------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series            N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                           N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series    32.89% 10.67% 34.92% 20.47%  6.93%  3.92% 36.19%   4.05% 42.75%
-----------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series         N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series        8.37% 10.23%  8.03%  6.51%  6.51%  7.45%  9.20%   8.22%  5.98%
-----------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                     6.00% 11.35% 20.61% 19.29%  1.08% 10.49%  8.24%   5.22% 19.59%
-----------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series       N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series            N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series   N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation
 Series                                      N/A    N/A  27.34% 15.69% 12.56%  2.34% 19.90%   5.77% 29.32%
-----------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series        N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series        N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series       N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 EAFE[registered trademark] Equity
 Index Fund                                  N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                               N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II          N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Mutual Shares Investments Fund --
 Class 2(3)                                  N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation Fund --
 Class 2(3)                                  N/A    N/A    N/A    N/A    N/A    N/A  13.03%  -8.21% 27.44%
-----------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Fund --
 Class 2(3)                                  N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------
 Templeton International Fund -- Class 2(3)  N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------
 Templeton Stock Fun -- Class 2(3)           N/A    N/A    N/A    N/A    N/A    N/A  14.39% -11.28% 27.23%
-----------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                        N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------
 Wanger International Small Cap              N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------
 Wanger Twenty                               N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                         N/A    N/A    N/A    N/A    N/A    N/A    N/A     N/A   N/A
-----------------------------------------------------------------------------------------------------------

                             ANNUAL TOTAL RETURN(1,2) (continued)

---------------------------------------------------------------------------------------------------------
                 SERIES                      1992   1993   1994   1995   1996    1997    1998   1999
---------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index Series       N/A    N/A    N/A    N/A    N/A     N/A   31.69%
---------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series     -12.83% 38.46%  0.06%  9.59% 18.66%  12.05%  27.94%
---------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series             N/A    N/A    N/A    N/A    N/A  -32.41%  -4.45%
---------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
 Securities Series                            N/A    N/A    N/A    N/A  33.13%  22.07% -21.20%
---------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series     10.30% 19.71%  1.46% 30.89% 12.59%  21.09%  30.02%
---------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series          N/A    N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series         3.58%  2.88%  3.84%  5.70%  5.03%   5.19%   5.10%
---------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                     10.08% 15.92% -5.49% 23.54% 12.43%  11.09%  -4.15%
---------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series        N/A    N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series            9.63%  8.61% -2.84% 23.35% 10.57%  17.94%  19.02%  To be
----------------------------------------------------------------------------------------------- filed by
 Phoenix-Oakhurst Growth and Income Series    N/A    N/A    N/A    N/A    N/A     N/A     N/A   amendment
---------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation
 Series                                     10.66% 11.01% -1.41% 18.20%  9.06%  20.74%  20.80%
---------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series         N/A    N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series         N/A    N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series        N/A    N/A    N/A    N/A    N/A   17.17%  44.72%
---------------------------------------------------------------------------------------------------------
 EAFE[registered trademark] Equity
 Index Fund                                  N/A     N/A    N/A    N/A    N/A     N/A   21.60%
---------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                               N/A     N/A    N/A   8.77%  4.20%   8.58%   7.66%
---------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II          N/A     N/A    N/A  20.38% 14.31%  13.83%   2.70%
---------------------------------------------------------------------------------------------------------
 Mutual Shares Investments Fund --
 Class 2(3)                                  N/A     N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation Fund --
 Class 2(3)                                 7.83%  25.87% -3.23% 22.26% 18.59%  15.27%   6.10%
---------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Fund --
 Class 2(3)                                  N/A     N/A    N/A    N/A    N/A  -29.39% -21.04%
---------------------------------------------------------------------------------------------------------
 Templeton International Fund -- Class 2(3)  N/A   46.47% -2.86% 15.05% 23.30%  13.51%   9.08%
---------------------------------------------------------------------------------------------------------
 Templeton Stock Fun -- Class 2(3)          6.87%  33.74% -2.47% 24.96% 22.15%  11.60%   0.98%
---------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                        N/A     N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Wanger International Small Cap              N/A     N/A    N/A    N/A  32.04%  -1.46%  16.34%
---------------------------------------------------------------------------------------------------------
 Wanger Twenty                               N/A     N/A    N/A    N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                         N/A     N/A    N/A    N/A  46.63%  29.43%   8.69%
---------------------------------------------------------------------------------------------------------

(1) Performance data quoted represent the investment return of the appropriate series adjusted for the Phoenix Edge SPVL charges had the Subaccount started on the inception date of the appropriate series.

(2) Rates are net of investment management fees for the Phoenix Edge SPVL Subaccounts. The actual inception date of Phoenix Edge SPVL was May 1, 2000.

(3) Standardized performance for Class 2 shares reflects a "blended" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998 for Mutual Shares Investments Fund), historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16,
    1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

APPENDIX C

ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES") AND
CASH SURRENDER VALUES
--------------------------------------------------------------------------------
    TO BE FILED BY AMENDMENT

                           PART II. OTHER INFORMATION
                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article VI Section 6.1 of the By-laws of Phoenix Home Life provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person . . . is or was a Director or Officer of the Company; or . . . serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director, or Officer of the Company . . . The Company shall also indemnify any [such] person . . . by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company . . . ."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

Facing sheet.

Prospectus, consisting of 54 pages.

The undertaking to file reports.

The Rule 484 undertaking.

Representation pursuant to Section 26(e)(2)(A) under the Investment Company Act of 1940.

Signatures.

The Powers of Attorney.

Written consent of the following persons:

    (a) Edwin L. Kerr, Esq.*

    (b) PricewaterhouseCoopers LLP*

    (c) Paul M. Fischer, FSA, CLU, ChFC*

The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Phoenix Mutual establishing the VUL Account filed with registrant's Registration Statement on June 26, 1986 and is filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, incorporated by reference.

       (2) Not Applicable.

       (3) Distribution of Policies:

           (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, incorporated by reference.

           (b) Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, incorporated by reference.

           (c) Not Applicable.

       (4) Not Applicable.

       (5) Specimen policies with optional riders:

           (a) The Phoenix Edge - Variable Life Insurance Policy Form Number 5000 (Phoenix Edge) with optional rider (VR101) filed via Edgar on April 30, 1999, incorporated by reference.

           (b) Phoenix Edge SPVL - Specimen Variable Life Insurance Policy Form to be filed by amendment.

       (6) (a) Charter of Phoenix Home Life filed with registrant's Post-Effective Amendment No. 7 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, is incorporated by reference.

           (b) By-laws of Phoenix Home Life filed with registrant's Post-Effective Amendment No. 7 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, is incorporated by reference.

       (7) Not Applicable.

       (8) Not Applicable.

       (9) Form of Application for a Variable Life Insurance Policy

           (a) The Phoenix Edge - Form filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, incorporated by reference.

           (b) Phoenix Edge SPVL - Form to be filed by amendment.

      (10) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies filed via Edgar with Post-Effective Amendment No. 14 on April 29, 1998, and incorporated by reference.

2.  See Exhibit 1.A.(5).

3. Opinion of Counsel as to the legality of the securities being registered. (See number 7 below.)

4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

5.  Not Applicable.

6.  Consent of PricewaterhouseCoopers LLP.*

7.  Consent of Edwin L. Kerr, Esq.*

8.  Opinion of Paul M. Fischer, FSA, CLU, ChFC*


---------------
* To be filed by amendment.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Home Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 28th day of February, 2000.

                               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                               -------------------------------------------------
                                      (Registrant)

                               By:  PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               -------------------------------------------------
                                      (Depositor)

                               By:  /s/ Dona D. Young
                               -------------------------------------------------
                                    Dona D. Young, President


ATTEST:      /s/John H. Beers
        --------------------------------------
                John H. Beers, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on this 28th day of February, 2000.

SIGNATURE                                               TITLE
---------                                               -----

                                    Director
--------------------------------
*Sal H. Alfiero


                                    Director
--------------------------------
*J. Carter Bacot


                                    Director
--------------------------------
*Arthur P. Byrne


                                    Director
--------------------------------
*Richard N. Cooper


                                    Director
--------------------------------
*Gordon J. Davis, Esq.

                                    Chairman of the Board and
--------------------------------    Chief Executive Officer
*Robert W. Fiondella                (Principal Executive Officer)


                                    Director
--------------------------------
*John E. Haire


                                    Director
--------------------------------
*Jerry J. Jasinowski

                                    Director
--------------------------------
*John W. Johnstone


                                    Director
--------------------------------
*Marilyn E. LaMarche


                                    Director
--------------------------------
*Philip R. McLoughlin


                                    Director
--------------------------------
*Indra K. Nooyi


                                    Director
--------------------------------
*Robert F. Vizza


                                    Director
--------------------------------
*Robert G. Wilson



By: /s/ Dona D. Young
--------------------------------
*Dona D. Young as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.


                                      S-2